COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Investment Banking Engagement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Payments for fee		$ 500,000
Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	270,000
Number of shares granted	297,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	6,600,000
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during period, shares	900,000
Aggregate underwriting discount	$ 0.20
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares option exercised	600,000
Stock issued during period shares new issues	310,500